CENTRAL CASH COLLATERAL FUND

SEMIANNUAL REPORT
NOVEMBER 30, 1999

INVESTMENTS NOVEMBER 30, 1999 (UNAUDITED)

Showing Percentage of Net Assets



U.S. TREASURY OBLIGATIONS -
4.7%

DUE DATE                     ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                             PURCHASE

U.S. TREASURY BILLS - 0.6%

 5/11/00                      5.27%                       $ 30,000,000                    $ 29,307,450

U.S. TREASURY NOTES - 4.1%

 2/29/00                      5.17                         100,000,000                     100,057,231

 3/31/00                      5.20                         60,000,000                      60,302,375

 8/31/00                      5.42                         25,000,000                      24,924,021

 9/30/00                      5.43                         25,000,000                      24,791,363

                                                                                           210,074,990

TOTAL U.S. TREASURY                                                                        239,382,440
OBLIGATIONS

TIME DEPOSITS - 9.7%



Chase Manhattan Bank

 12/1/99                      5.63                         500,000,000                     500,000,000



REPURCHASE AGREEMENTS - 85.9%

                               MATURITY AMOUNT

In a joint trading account
(U.S. Government
Obligations) dated:

11/22/99 due 1/12/00 At 5.67%  $ 503,839,167                     500,000,000
(a)

In a joint trading account
(U.S. Treasury Obligations)
dated:

10/6/99 due 1/18/00 At 5.35%    48,741,867                       48,000,000

10/7/99 due 2/1/00 At 5.34%     101,735,500                      100,000,000

10/8/99 due 2/8/00 At 5.35%     50,913,958                       50,000,000

11/30/99 due 12/1/99 At:

5.00%                           64,244,922                       64,236,000

5.61%                           3,650,569,276                    3,650,000,000

TOTAL REPURCHASE AGREEMENTS                                      4,412,236,000


TOTAL INVESTMENT PORTFOLIO -                                     5,151,618,440
100.3%

NET OTHER ASSETS - (0.3)%                                          (14,887,868)

NET ASSETS - 100%                                              $ 5,136,730,572

Total Cost for Income Tax Purposes                             $ 5,151,618,440


LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 NOVEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 5,151,618,440
value (including  repurchase
agreements of
$4,412,236,000) -  See
accompanying schedule

Cash                                           289

Interest receivable                            4,955,801

 TOTAL ASSETS                                  5,156,574,530

LIABILITIES

Distributions payable           $ 19,803,908

Other payables and accrued       40,050
expenses

 TOTAL LIABILITIES                             19,843,958

NET ASSETS                                    $ 5,136,730,572

Net Assets consist of:

Paid in capital                               $ 5,136,725,827

Accumulated net realized gain                  4,745
(loss) on investments

NET ASSETS, for 5,136,725,827                 $ 5,136,730,572
shares outstanding

NET ASSET VALUE, offering                      $1.00
price and redemption price
per share ($5,136,730,572
(divided by) 5,136,725,827
shares)

STATEMENT OF OPERATIONS
                            JULY 1, 1999 (COMMENCEMENT
                            OF OPERATIONS) TO NOVEMBER
                                  30, 1999 (UNAUDITED)

INTEREST INCOME                          $ 52,638,689

EXPENSES

Accounting fees and expenses   $ 88,133

Non-interested trustees'        1,782
compensation

Custodian fees and expenses     3,128

Audit                           9,998

Miscellaneous                   492

 TOTAL EXPENSES                           103,533

NET INTEREST INCOME                       52,535,156

NET REALIZED GAIN (LOSS) ON               4,745
INVESTMENTS

NET INCREASE IN NET ASSETS               $ 52,539,901
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
                                 JULY 1, 1999  (COMMENCEMENT
                                 OF OPERATIONS) TO NOVEMBER
                                 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 52,535,156

 Net realized gain (loss)         4,745

 NET INCREASE (DECREASE) IN       52,539,901
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (52,535,156)
from net interest income

Share transactions at net         7,748,847,354
asset value of $1.00 per
share Proceeds from sales of
shares

 Cost of shares redeemed          (2,612,121,527)

 NET INCREASE (DECREASE) IN       5,136,725,827
NET ASSETS AND SHARES
RESULTING  FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       5,136,730,572
IN NET ASSETS

NET ASSETS

 Beginning of period              -

 End of period                   $ 5,136,730,572

FINANCIAL HIGHLIGHTS
                                 JULY 1, 1999  (COMMENCEMENT
                                 OF OPERATIONS) TO  NOVEMBER
                                 30, 1999

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment            .022
Operations Net interest
income

Less Distributions

From net interest income          (.022)

Net asset value, end of period   $ 1.000

TOTAL RETURN B                    2.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,136,731
(000 omitted)

Ratio of expenses to average      .01% A
net assets

Ratio of net interest income      5.38% A
to average net assets

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Central Cash Collateral Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Fidelity Investments Money Management, Inc. (FIMM), the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING
DATED OCTOBER 6, 1999, DUE JANUARY 18, 2000                        5.35%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $400,000,000
Aggregate maturity amount of agreements                            $406,182,222
Aggregate market value of transferred assets                       $411,338,611
Coupon rates of transferred assets                                 5.25% to 14.0%
Maturity dates of transferred assets                               12/31/99 to 8/15/29
DATED OCTOBER 7, 1999, DUE FEBRUARY 1, 2000                        5.34%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $500,000,000
Aggregate maturity amount of agreements                            $508,677,500
Aggregate market value of transferred assets                       $510,000,883
Coupon rates of transferred assets                                 5.0% to 12.38%
Maturity dates of transferred assets                               12/31/99 to 2/15/06
DATED OCTOBER 8, 1999, DUE FEBRUARY 8, 2000                        5.35%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $500,000,000
Aggregate maturity amount of agreements                            $509,139,583
Aggregate market value of transferred assets                       $514,018,195
Coupon rates of transferred assets                                 4.63% to 8.75%
Maturity dates of transferred assets                               2/29/00 to 5/15/05

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED NOVEMBER 22, 1999, DUE JANUARY 12, 2000                      5.67%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $500,000,000
Aggregate maturity amount of agreements                            $503,839,167
Aggregate market value of transferred assets                       $511,204,535
Coupon rates of transferred assets                                 5.50% to 9.00%
Maturity dates of transferred assets                               3/1/08 to 11/1/29
DATED NOVEMBER 30, 1999, DUE DECEMBER 1, 1999                      5.00%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $115,124,000
Aggregate maturity amount of agreements                            $115,139,989
Aggregate market value of transferred assets                       $117,809,311
Coupon rates of transferred assets                                 4.50% to 10.38%
Maturity dates of transferred assets                               9/30/00 to 8/15/21
DATED NOVEMBER 30, 1999, DUE DECEMBER 1, 1999                      5.61%
Number of dealers or banks                                         19
Maximum amount with one dealer or bank                             16.4%
Aggregate principal amount of agreements                           $13,607,066,000
Aggregate maturity amount of agreements                            $13,609,188,239
Aggregate market value of transferred assets                       $13,895,565,154
Coupon rates of transferred assets                                 0.0% to 13.88%
Maturity dates of transferred assets                               12/31/99 to 11/15/28


4. TRANSACTIONS WITH FMR AND AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

5. TRANSFER AGENT AND ACCOUNTING FEES.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. This fee is based on the level of the average net assets for the month plus out of pocket expenses.

6. BENEFICIAL INTEREST.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.


MUNICIPAL CENTRAL CASH FUND

SEMIANNUAL REPORT
NOVEMBER 30, 1999

INVESTMENTS NOVEMBER 30, 1999 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 100.1%

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ALABAMA - 0.9%

Jefferson County
Participating VRDN:

Series 1998 124, 3.97%           $ 3,135,000                        $ 3,135,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

Series PT 124, 3.98%              3,190,000                          3,190,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Phenix City Ind. Dev. Board
Envir. Impt. Rev.:

Bonds (Mead Coated Board
Proj.) Series 1988:

3.8% tender 4/6/00, LOC           1,500,000                          1,500,000
ABN-AMRO Bank NV,  CP mode
(b)

3.9% tender 1/27/00, LOC          1,000,000                          1,000,000
ABN-AMRO Bank NV,  CP mode
(b)

(Mead Coated Board Proj.)         2,190,000                          2,190,000
Series 1993 A, 3.8%, LOC
Toronto Dominion Bank, VRDN
(a)(b)

                                                                     11,015,000

ALASKA - 1.7%

Alaska Hsg. Fin. Corp.            2,000,000                          2,000,000
Participating VRDN Series
1999 D, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (a)(c)

Valdez Marine Term. Rev.:

Participating VRDN Series         15,500,000                         15,500,000
MSDW 1998 146, 3.97%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

Rfdg. Bonds (Atlantic             2,200,000                          2,200,000
Richfield Co. Proj.) Series
1994 A, 3.55% tender
1/26/00, CP mode

                                                                     19,700,000

ARIZONA - 0.6%

Maricopa County Poll. Cont.       1,500,000                          1,500,000
Corp. Rev. Bonds (Southern
California Edison Co. Proj.)
Series 1985 E, 3.55% tender
1/26/00, CP mode

Pima County Ind. Dev. Auth.       5,200,000                          5,200,000
Single Family Mtg. Rev.
Bonds Series 1999 A3, 3.2%
12/1/99 (Pacific Life Ins.
Co. Guaranteed) (b)

                                                                     6,700,000

ARKANSAS - 0.6%

Arkansas Dev. Fin. Auth.          1,000,000                          1,000,000
Multi-family Hsg. Rev.
(Kiehl Partners L.P. Proj.)
Series 1998, 4.1%, LOC  Bank
One, Louisiana NA, VRDN (a)

Arkansas Dev. Fin. Auth.
Participating VRDN:

Series 1998 C, 4.02%              975,000                            975,000
(Liquidity Facility Bank of
America NA) (a)(b)(c)

Series A1, 3.98% (Liquidity       3,450,000                          3,450,000
Facility Caisse des Depots
et Consignations) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ARKANSAS - CONTINUED

Arkansas Hosp. Equip. Fin.       $ 1,200,000                        $ 1,200,000
Auth. (Arkansas Hosp. Assoc.
Pooled Fing. Prog. Proj.)
Series 1998 A, 3.95%, LOC
Bank of America NA, VRDN (a)

                                                                     6,625,000

CALIFORNIA - 1.4%

California Higher Ed. Student     16,300,000                         16,300,000
Ln. Auth. Series 1992 E1,
3.95%, LOC Student Ln.
Marketing Assoc., VRDN (a)(b)

COLORADO - 1.6%

Colorado Student Oblig. Auth.:

Series 1989 A, 3.9% (AMBAC        13,400,000                         13,400,000
Insured), VRDN (a)(b)

Series 1999 A2, 3.9% (AMBAC       3,900,000                          3,900,000
Insured), VRDN (a)(b)

Denver City & County Arpt.        1,100,000                          1,100,000
Rev. Participating VRDN
Series PT 249, 4.06%
(Liquidity Facility Banco
Santander SA) (a)(b)(c)

                                                                     18,400,000

DELAWARE - 4.0%

Delaware Econ. Dev. Auth.
Rev. (Delmarva Pwr. & Lt.
Co. Proj.):

Series 1987, 3.85%, VRDN          6,200,000                          6,200,000
(a)(b)

Series 1988, 3.85%, VRDN          13,200,000                         13,200,000
(a)(b)

Series 1994, 3.85%, VRDN          28,000,000                         28,000,000
(a)(b)

                                                                     47,400,000

FLORIDA - 4.8%

Florida Cap. Projects Fin.        8,900,000                          8,900,000
Auth. (Florida Hosp. Assoc.
Cap. Proj.) Series 1998 A,
3.9% (FSA Insured), VRDN (a)

Florida Div. Board Fin. Dept.     10,925,000                         10,925,000
Gen. Svcs. Revs.
Participating VRDN Series
61, 3.97% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(c)

Florida Hsg. Fin. Corp. Rev.      1,480,000                          1,480,000
(Valencia Village Apts.
Proj.) Series G, 3.9%, LOC
Key Bank NA, VRDN (a)(b)

Indian River County Hosp.         2,000,000                          2,000,000
District Hosp. Rev. Bonds
Series 1990, 3.7% tender
12/7/99, LOC Kredietbank, CP
mode

Jacksonville 3.55% 1/31/00, CP    1,300,000                          1,300,000

Lakeland Elec. & Wtr.             6,930,000                          6,930,000
Participating VRDN Series
960901, 4.04% (Liquidity
Facility Citibank, New York
NA) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

FLORIDA - CONTINUED

Lee County Hosp. Board Hosp.
Rev. Bonds  (Lee Memorial
Hosp. Proj.):

Series 1995 A, 3.85% tender      $ 1,600,000                        $ 1,600,000
4/11/00, CP mode

Series 1997 B, 3.85% tender       1,000,000                          1,000,000
4/11/00, CP mode

Miami-Dade County Ind. Dev.       3,000,000                          3,000,000
Auth. Rev. (Palmer Trinity
School Proj.) 3.95%, LOC
Bank of America NA, VRDN (a)

Palm Beach County Rev. (Saint     5,500,000                          5,500,000
Andrews School Boca Raton
Proj.) Series 1998, 3.95%,
LOC Bank of America NA, VRDN
(a)

Polk County Ind. Dev. Auth.       5,000,000                          5,000,000
Ind. Dev. Rev. (Farmland
Hydro LP Proj.) 3.95%, LOC
RaboBank Nederland Coop.
Central, VRDN (a)(b)

Saint Lucie County Poll.
Cont. Rev. Rfdg. Bonds
(Florida Pwr. & Lt. Co.
Proj.) Series 1994 A:

3.55% tender 1/26/00, CP mode     1,850,000                          1,850,000

3.55% tender 1/26/00, CP mode     2,000,000                          2,000,000

Sarasota County Pub. Hosp.        1,400,000                          1,400,000
District Rev. Bonds
(Sarasota Mem. Hosp. Proj.)
Series A, 3.75% tender
1/31/00, CP mode

Univ. of Florida Athletic         3,600,000                          3,600,000
Assoc. Cap. Impt. Rev.
(Univ. of Florida Stadium
Proj.) Series 1994, 4%, LOC
SunTrust Bank, Miami NA,
VRDN (a)

                                                                     56,485,000

GEORGIA - 1.9%

Burke County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Georgia Pwr. Co. Plant
Vogtle Proj.):

Series 1996, 3.85% tender         1,900,000                          1,899,547
4/24/00, CP mode

Series 1997, 3.78% tender         8,800,000                          8,800,000
4/24/00, CP mode (b)

Clayton County Hsg. Auth.         5,500,000                          5,500,000
Multi-family Hsg. Rev. (Hyde
Park Club Apts. Proj.)
Series 1997, 4%, LOC Key
Bank NA, VRDN (a)(b)

Crisp County Solid Waste          1,000,000                          1,000,000
Mgmt. Auth. Rev. Series
1998, 4% (FSA Insured), VRDN
(a)(b)

Georgia Muni. Elec. Auth.         3,000,000                          3,000,000
Bonds (Gen. Resolution
Projs.) Series 1985 A, 3.75%
tender 12/8/99, LOC Morgan
Guaranty Trust Co., NY, CP
mode

Macon Bibb County Ind. Auth.      2,600,000                          2,600,000
Dev. (Diamond Plastics Corp.
Proj.) Series 1999, 4%, LOC
Bank of America NA, VRDN
(a)(b)

                                                                     22,799,547

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

HAWAII - 0.1%

Hawaii Arpt. Sys. Rev.           $ 1,000,000                        $ 1,000,000
Participating VRDN Series PT
190B, 4.03% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(b)(c)

IDAHO - 0.1%

Idaho Hsg. & Fin. Assoc.          1,500,000                          1,500,000
Participating VRDN Series PT
247, 4.03% (Liquidity
Facility Banco Santander SA)
(a)(b)(c)

ILLINOIS - 8.1%

Chicago Arpt. Spl. Facilities     2,000,000                          2,000,000
Rev. (Centerpoint O'Hare
Proj.) 4%, LOC Bank One NA,
Chicago, VRDN (a)(b)

Chicago Board of Ed.
Participating VRDN:

Series 1996 BB, 4.07%             11,100,000                         11,100,000
(Liquidity Facility Bank of
America NA) (a)(c)

Series 1998 115, 3.97%            5,750,000                          5,750,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

Chicago O'Hare Int'l. Arpt.
Rev.:

Participating VRDN Series         5,295,000                          5,295,000
1999 X1, 4% (Liquidity
Facility Bank of America NA)
(a)(b)(c)

Series 1988 A, 3.95%, LOC         5,000,000                          5,000,000
Bayerische Landesbank
Girozentrale, VRDN (a)(b)

City of Rolling Meadows Solid     5,100,000                          5,100,000
Waste Disp. Rev. (BFI Waste
Sys. of North America Proj.)
Series 1999, 3.95%, LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(b)

Illinois Dev. Fin. Auth.          2,500,000                          2,500,000
Poll. Cont. Rev. Series A,
3.95% (MBIA Insured), VRDN
(a)(b)

Illinois Dev. Fin. Auth. Rev.:

(AMR Pooled Fing. Prog.)          4,300,000                          4,300,000
Series A, 3.95%, VRDN (a)

(Chicago Symphony Proj.)          8,900,000                          8,900,000
Series 1996, 3.9%, LOC Bank
of America NA, VRDN (a)

(Local Govt. Prog. Proj.)         10,000,000                         10,000,000
Series 1999 A, 3.95% (AMBAC
Insured), VRDN (a)

Illinois Health Facilities
Auth. Rev.:

Participating VRDN Series         7,225,000                          7,225,000
1998 166, 3.97% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(c)

(Resurrection Health Care         17,300,000                         17,300,000
Proj.) Series 1999A, 3.75%
(FSA Insured), VRDN (a)

Rfdg. Participating VRDN          6,000,000                          6,000,000
Series PT 116, 3.98%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Madison County Envir. Impt.       2,130,000                          2,130,000
Rev. Rfdg. (Shell Wood River
Proj.) 3.85% (Shell Oil Co.
Guaranteed), VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ILLINOIS - CONTINUED

Saint Charles Ind. Dev. Rev.     $ 1,300,000                        $ 1,300,000
(Pier 1 Imports-Midwest,
Inc. Proj.) Series 1986,
4.02%, LOC Bank One, Texas
NA, VRDN (a)(b)

Will County Facilities Rev.       1,700,000                          1,700,000
(Amoco Chemical Co. Proj.)
3.85%, VRDN (a)(b)

                                                                     95,600,000

INDIANA - 3.7%

Burns Hbr. Ind. Dev. Rev. (J      1,400,000                          1,400,000
& F Steel Corp. Proj.) 4.1%,
LOC Societe Generale,
France, VRDN (a)(b)

Elkhart County Econ. Dev.         955,000                            955,000
Rev. (Burger Dairy Proj.)
4.25%, LOC Old Kent Bank,
Michigan, VRDN (a)(b)

Indiana Bond Bank Rev.            1,995,000                          1,995,000
Participating VRDN Series PT
281, 3.98% (Liquidity
Facility Banco Santander SA)
(a)(c)

Indiana Dev. Auth. Solid          5,600,000                          5,600,000
Waste Disp. Rev. Bonds (Pure
Air on the Lake Proj.)
Series 1991 A, 3.8% tender
2/1/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (b)

Indiana Dev. Fin. Auth.           7,400,000                          7,400,000
Envir. Rev. Rfdg. (PSI
Energy Proj.) Series 1998,
3.85%, LOC Morgan Guaranty
Trust Co., NY, VRDN (a)(b)

Indianapolis Gas Util. Sys.
Rev.:

3.55% 1/26/00, CP                 1,100,000                          1,100,000

3.65% 1/28/00, CP                 5,000,000                          5,000,000

Petersburg Solid Waste Disp.      3,600,000                          3,600,000
Rev. (Indianapolis Pwr. &
Lt. Co. Proj.) Series 1995
C, 4%, VRDN (a)(b)

Rockport Ind. Dev. Rev. (AK       5,000,000                          5,000,000
Steel Corp. Proj.) Series
1999 A, 3.95%, LOC PNC Bank
NA, VRDN (a)(b)

South Bend Cmnty. School          1,500,000                          1,500,418
Corp. TAN 3.5% 12/31/99

Sullivan Poll. Cont. Rev.
Bonds (Hoosier Energy Rural
Elec. Coop. Proj.):

Series 1985 L2:

3.55% tender 1/26/00 (Nat'l.      2,400,000                          2,400,000
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

3.55% tender 1/31/00 (Nat'l.      3,000,000                          3,000,000
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L4, 3.55% tender      1,790,000                          1,790,000
1/31/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L6, 3.55% tender      2,700,000                          2,700,000
1/25/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

                                                                     43,440,418

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

IOWA - 0.6%

Iowa Fin. Auth. Ind. Dev.        $ 2,000,000                        $ 2,000,000
Rev. (Graphco Industries
Proj.) Series 1999, 4.05%,
LOC Bank of America NA, VRDN
(a)(b)

Iowa Student Ln. Liquidity        5,000,000                          5,000,000
Corp. Student Ln. Rev.
Series B, 3.85% (AMBAC
Insured) (BPA Norwest Bank
NA Minnesota), VRDN (a)(b)

                                                                     7,000,000

KANSAS - 0.3%

Butler County Solid Waste         3,000,000                          3,000,000
Disp. & Cogeneration Rev.
(Texaco Refining & Mktg.
Proj.) Series 1996 B, 3.9%,
VRDN (a)(b)

KENTUCKY - 1.2%

Daviess County Solid Waste        2,300,000                          2,300,000
Disp. Facilities Rev. (Scott
Paper Co. Proj.) Series 1993
B, 4% (Kimberly-Clark Corp.
Guaranteed), VRDN (a)(b)

Jefferson County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec. Co. Proj.):

Series 1992 A, 3.7% tender        2,000,000                          2,000,000
12/9/99, CP mode

Series 1997 A:

3.6% tender 1/21/00, CP mode      2,500,000                          2,500,000
(b)

3.7% tender 1/28/00, CP mode      1,100,000                          1,100,000
(b)

Kentucky Asset Liability          4,080,000                          4,080,000
Commission Gen. Fund Rev.
Bonds (1999 Gen. Fund Proj.)
Second Series A, 3.75%
tender 12/6/99, LOC Cr.
Local de France, CP mode

Kentucky Hsg. Corp. Hsg. Rev.     1,800,000                          1,800,000
Bonds Series 1999 C, 3.2%,
tender 12/31/99 (b)

                                                                     13,780,000

LOUISIANA - 3.8%

Caddo Parish Ind. Dev. Board      2,500,000                          2,500,000
Exempt Facilities Rev.
(Atlas Proj.) Series 1996 A,
4%, LOC Deutsche Bank AG,
VRDN (a)(b)

Calcasieu Parish Ind. Dev.        5,000,000                          5,000,000
Board Envir. Rev. (Citgo
Petroleum Corp. Proj.) 3.9%,
LOC Banque Nationale de
Paris, VRDN (a)(b)

Calcasieu Parish Pub. Trust       7,300,000                          7,300,000
Auth. Solid Waste Disp. Rev.
(PPG Industries, Inc. Proj.)
Series 1994, 4%, VRDN (a)(b)

Iberville Parish Rev. (Dow        7,500,000                          7,500,000
Chemical Co. Proj.) Series
1999, 3.95%, VRDN (a)(b)

Saint Charles Parish Poll.        3,200,000                          3,200,000
Cont. Rev. (Shell Oil
Co.-Norco Proj.) Series
1991, 3.85%, VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

LOUISIANA - CONTINUED

West Baton Rouge Parish Ind.
District #3 Rev. (Dow
Chemical Co. Proj.):

Series 1993, 3.95%, VRDN         $ 14,300,000                       $ 14,300,000
(a)(b)

Series 1995, 3.95%, VRDN          5,000,000                          5,000,000
(a)(b)

                                                                     44,800,000

MAINE - 0.4%

Maine Hsg. Auth. Mtg. Purp.       2,295,000                          2,295,000
Participating VRDN Series
1999 P, 4.02% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(b)(c)

Maine Hsg. Auth. Multi-family     2,900,000                          2,900,000
Dev. Rev. (Park Village
Apts. Proj.) 3.95%, LOC Gen.
Elec. Cap. Corp., VRDN (a)(b)

                                                                     5,195,000

MARYLAND - 0.3%

Baltimore County Metro.           2,000,000                          2,000,000
District 3.75% 12/3/99
(Liquidity Facility
Westdeutsche Landesbank
Girozentrale), CP

Baltimore Gen. Oblig. Rfdg.       1,000,000                          1,000,000
Participating VRDN Series
SGA 20, 4% (Liquidity
Facility Societe Generale,
France) (a)(c)

                                                                     3,000,000

MICHIGAN - 1.6%

Michigan Muni. Bond Auth.
Rev. RAN:

Series B1, 4.25% 8/25/00          2,600,000                          2,611,932

Series B2, 4.25% 8/25/00, LOC     3,400,000                          3,416,327
Morgan Guaranty Trust Co., NY

Michigan Strategic Fund Poll.     4,500,000                          4,500,000
Cont. Rev. (Consumers Pwr.
Co. Proj.) Series 1988 A,
3.7%, LOC UBS AG, VRDN (a)

Michigan Strategic Fund Rev.      1,265,000                          1,265,000
(Mans Proj.) Series 1998,
4%, LOC Comerica Bank,
Detroit, VRDN (a)(b)

Michigan Strategic Fund Solid     51,000                             51,000
Waste Disp. Rev. (Grayling
Gen. Station Proj.) Series
1990, 3.9%, LOC Barclays
Bank PLC, VRDN (a)(b)

Wayne Charter County Arpt.        3,300,000                          3,300,000
Rev. Participating VRDN
Series 1998 68, 4.02%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(b)(c)

Wayne-Westland Cmnty. Schools     4,000,000                          4,000,000
Participating VRDN Series
67, 3.97% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(c)

                                                                     19,144,259

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MISSISSIPPI - 0.6%

Mississippi Bus. Fin. Corp.      $ 1,000,000                        $ 1,000,000
Solid Waste Disp. Rev.
(Choctaw Generation Ltd.
Proj.) Series 1998, 4%, LOC
Chase Manhattan Bank, VRDN
(a)(b)

Mississippi Gen. Oblig.
Participating VRDN:

Series 992401, 4.02%              1,900,000                          1,900,000
(Liquidity Facility
Citibank,  New York NA)
(a)(c)

Series MLPA 573, 3.98%            5,055,000                          5,055,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

                                                                     7,955,000

MISSOURI - 3.7%

Missouri Envir. Impt. &           1,200,000                          1,200,000
Energy Resources Auth. Poll.
Cont. Rev. Bonds (Union
Elec. Co. Proj.) Series 1985
A, 3.25% tender 1/27/00, LOC
UBS AG, CP mode

Missouri Health & Edl.
Facilities Auth. Rev.:

(Lutheran Senior Svcs.)           7,300,000                          7,300,000
Series 1996 B, 3.95%, LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (a)

(Missouri Pooled Hosp. Ln.        20,000,000                         20,000,000
Prog. Proj.) Series 1999 A,
3.95% (CDC Fdg. Corp.
Guaranteed), VRDN (a)

Missouri Higher Ed. Ln. Auth.
Student Ln. Rev.:

Series 1990 A, 3.95%, LOC         10,500,000                         10,500,000
Nat'l. Westminster  Bank
PLC, VRDN (a)(b)

Series 1990 B, 3.95%, LOC         1,000,000                          1,000,000
Nat'l. Westminster  Bank
PLC, VRDN (a)(b)

Missouri Hsg. Dev. Commission     3,780,000                          3,780,000
Mtg. Rev. Bonds Series PA
157, 3.75%, tender 2/24/00
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(c)(d)

                                                                     43,780,000

NEVADA - 3.3%

Clark County Spl. Facilities      1,000,000                          1,000,000
Arpt. Sys. Rev. Series 1998
B, 3.95% (MBIA Insured),
VRDN (a)(b)

Las Vegas Valley Wtr.             3,900,000                          3,900,000
District Series A, 3.85%
12/8/99, LOC UBS AG, LOC
Westdeutsche Landesbank
Girozentrale, CP

Nevada Gen. Oblig.
Participating VRDN:

Series FRRI 36, 3.95%             3,600,000                          3,600,000
(Liquidity Facility Bank of
New York NA) (a)(c)

Series SGB 97 31, 3.94%           3,500,000                          3,500,000
(Liquidity Facility Societe
Generale, France) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEVADA - CONTINUED

Nevada Hsg. Division (Oakmont    $ 4,300,000                        $ 4,300,000
Apt. Fort Apache Road Proj.)
Series 1996 A, 4%, LOC UBS
AG, VRDN (a)(b)

Washoe County Gas Facilities      23,200,000                         23,200,000
Rev. (Sierra Pacific Pwr.
Co. Proj.) Series 1990,
3.9%, LOC UBS AG, VRDN (a)(b)

                                                                     39,500,000

NEW HAMPSHIRE - 0.1%

New Hampshire Bus. Fin. Auth.     1,350,000                          1,350,000
Poll. Cont. Rev. Bonds (New
England Pwr. Co. Proj.)
Series 1990 A, 3.9% tender
1/24/00, CP mode (b)

NEW JERSEY - 0.4%

Middlesex County Gen. Oblig.      5,000,000                          5,002,515
BAN 3.25% 1/24/00

NEW MEXICO - 0.5%

Albuquerque Gen. Oblig. Bonds     3,105,000                          3,119,931
Series C, 4.5% 7/1/00

Hurly Poll. Cont. Rev.            3,100,000                          3,100,000
(Kennecott Sante Fe Corp.
Proj.) Series 1985, 3.7%,
VRDN (a)

                                                                     6,219,931

NEW YORK - 5.7%

Long Island Pwr. Auth. New        7,600,000                          7,600,000
York Elec. Sys. Rev. Elec.
Sys. Sub. Rev. Series 1,
3.85%, LOC Westdeutsche
Landesbank Girozentrale, LOC
Bayerische Landesbank
Girozentrale, VRDN (a)

New York City Gen. Oblig.:

Series 1994A-7, 3.7%, LOC         3,100,000                          3,100,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series B2 B5, 3.65% (MBIA         4,500,000                          4,500,000
Insured), VRDN (a)

New York City Hsg. Dev. Corp.     3,400,000                          3,400,000
Multi-family Hsg. Mtg. Rev.
(East 17th Street Property
Proj.) Series 1993 A, 3.65%,
LOC Chase Manhattan Bank,
VRDN (a)

New York City Ind. Dev. Agcy.
Ind. Dev. Rev. Participating
VRDN:

Series 1996 H, 4.03%              1,635,000                          1,635,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(b)(c)

Series 1997 H, 4.03%              3,140,000                          3,140,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(b)(c)

New York City Muni. Wtr. Fin.     3,995,000                          3,995,000
Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN Series PA
454, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

New York City Transitional        2,800,000                          2,800,000
Fin. Auth. Rev.
Participating VRDN Series
FRRI 1999 A48, 4% (Liquidity
Facility Bank of New York
NA) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York NY Participating VRDN:

Series 1999 A50, 3.95%           $ 18,700,000                       $ 18,700,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(c)

Series 1999 A51, 3.95%            4,300,000                          4,300,000
(Liquidity Facility Bank of
New York NA) (a)(c)

New York State Med. Care          3,710,000                          3,710,000
Facilities Participating
VRDN Series PA 89, 3.98%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

New York State Mtg. Agcy.         9,975,000                          9,975,000
Participating VRDN Series
1997 J, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(a)(b)(c)

                                                                     66,855,000

NEW YORK & NEW JERSEY - 1.9%

Port Auth. New York & New         22,800,000                         22,800,000
Jersey Spl. Oblig. Rev.
Participating VRDN Series
FRRI 16, 4% (Liquidity
Facility Bank of New York
NA) (a)(b)(c)

NORTH CAROLINA - 0.8%

Cleveland County Ind.             3,300,000                          3,300,000
Facilities & Poll. Cont.
Fin. Auth. Solid Waste Disp.
Rev. (PPG Ind. Proj.) 4%,
VRDN (a)(b)

Gaston County Ind. Facilities     2,000,000                          2,000,000
& Poll. Cont. Fing. Auth.
Rev. Bonds (Duke Energy
Corp. Proj.) Series 1999,
3.9% tender 1/18/00, CP mode
(b)

North Carolina Gen. Oblig.        4,125,000                          4,125,000
Participating VRDN Series
1999 4, 3.97% (Liquidity
Facility Toronto Dominion
Bank) (a)(c)

                                                                     9,425,000

NORTH DAKOTA - 0.3%

North Dakota Hsg. Fin. Agcy.      2,500,000                          2,500,000
Rev. Bonds Series 1999 C,
3.2% 4/1/00 (b)

Oliver County Poll. Cont.         1,100,000                          1,100,000
Rev. Participating VRDN
Series MSDW 1998 12, 3.99%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(c)

                                                                     3,600,000

OHIO - 3.4%

Cincinnati Student Ln. Fdg.       5,000,000                          5,000,000
Corp. Student Ln. Rev.
Series 1998 A1, 3.9% (BPA
Bank of America NA), VRDN
(a)(b)

Clinton County Hosp. Rev.         15,000,000                         15,000,000
(Ohio Hosp. Cap., Inc.
Proj.) 3.95%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)

Ohio Envir. Impt. Rev.            4,855,000                          4,855,000
(Newark Group Industries,
Inc. Proj.) Series 1996,
3.9%, LOC Chase Manhattan
Bank, VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Hsg. Fin. Agcy. Mtg.
Rev. Participating VRDN:

Series 1999 Q, 4.02%             $ 5,000,000                        $ 5,000,000
(Liquidity Facility Bank of
America NA) (a)(c)

Series PT 241, 4.03%              1,920,000                          1,920,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(b)(c)

Ohio Hsg. Fin. Agcy. Single
Family Mtg. Participating
VRDN:

Series 14, 3.85% (Liquidity       2,200,000                          2,200,000
Facility Bank of New York
NA) (a)(b)(c)

Series FRRI A25, 3.85%            4,115,000                          4,115,000
(Liquidity Facility
Commerzbank AG) (a)(c)

Summit County Ind. Dev. Rev.      1,425,000                          1,425,000
(SGS Tool Proj.) Series B,
4.1%, LOC Nat'l. City Bank,
VRDN (a)(b)

                                                                     39,515,000

OKLAHOMA - 0.5%

Oklahoma Dev. Fin. Auth. Rev.     5,200,000                          5,200,000
(Hosp. Assoc. Pool Ln.
Prog.) Series 1999 A, 3.95%
(CDC Fdg. Corp. Guaranteed),
VRDN (a)

Oklahoma Hsg. Fin. Auth.          1,090,000                          1,090,000
Single Family Rev.
Participating VRDN Series
1999 A5, 4.05% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(b)(c)

                                                                     6,290,000

PENNSYLVANIA - 2.0%

Allegheny County Ind. Dev.        1,000,000                          1,000,000
Auth. Rev. (Union Elec.
Steel Co. Proj.) Series 1996
A, 4.1%, LOC PNC Bank NA,
VRDN (a)(b)

Berks County Ind. Dev. Auth.      2,200,000                          2,200,000
Ind. Dev. Rev. Bonds
(Citizens Utils. Proj.)
Series 1996, 4% tender
1/18/00, CP mode (b)

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.):

Series 1990 A, 3.75% tender       3,500,000                          3,500,000
12/2/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (b)

Series 1990 B, 3.8% tender        1,290,000                          1,290,000
12/8/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (b)

Pennsylvania Econ. Dev. Fing.     1,000,000                          1,000,000
Auth. Ind. Dev. Rev. Series
1997 B2, 4.1%, LOC PNC Bank
NA, VRDN (a)(b)

Philadelphia Arpt. Rev.           8,115,000                          8,115,000
Participating VRDN Series SG
118, 4.03% (Liquidity
Facility Societe Generale,
France) (a)(b)(c)

Philadelphia Hosp. & Higher       1,100,000                          1,100,000
Ed. Facilities Auth. Health
Sys. Rev. Bonds (Jefferson
Health Sys. Proj.) Series
1999 B, 3.25%, tender 3/31/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Philadelphia Ind. Dev. Rev.      $ 1,300,000                        $ 1,300,000
(30th Street Station Proj.)
3.8% (MBIA Insured), VRDN
(a)(b)

Venango Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Scrubgrass Pwr. Corp. Proj.):

Series 1990 A, 3.55% tender       2,000,000                          2,000,000
1/28/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (b)

Series 1990 B, 3.7% tender        1,500,000                          1,500,000
1/31/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (b)

                                                                     23,005,000

SOUTH CAROLINA - 1.5%

South Carolina Edl.               3,500,000                          3,500,000
Facilities Auth. (Allen
Univ. Proj.) 3.95%, LOC Bank
of America NA, VRDN (a)

South Carolina Port Auth.         2,700,000                          2,700,000
Rev. Series 1998 B, 3.95%
(FSA Insured), VRDN (a)(b)

South Carolina Trans.             11,415,000                         11,415,000
Infrastructure Bank Rev.
Participating VRDN Series PA
545R, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

                                                                     17,615,000

SOUTH DAKOTA - 0.2%

South Dakota Hsg. Dev. Auth.:

Bonds Series 1998 I, 3.2%         1,650,000                          1,650,000
12/2/99 (b)

Series 1997 E, 4.15%, VRDN        215,000                            215,000
(a)(b)

                                                                     1,865,000

TENNESSEE - 2.1%

Chattanooga Ind. Dev. Board       4,000,000                          4,000,000
Ind. Rev. (Southern Foundry
Supply Proj.) Series 1996,
4.05%, LOC SunTrust Bank of
Atlanta, VRDN (a)(b)

Knox County Health & Ed. Hsg.     3,700,000                          3,700,000
Facilities Board Rev.
(Pooled Hosp. Ln. Prog.)
3.95% (Liquidity Facility
Landesbank
Hessen-Thuringen), VRDN (a)

McMinn County Ind. Dev. Board     2,500,000                          2,500,000
Solid Waste Disp. Fac. Rev.
(Bowater, Inc. Proj.) Series
1999, 4%, LOC Wachovia Bank
NA, VRDN (a)(b)

Shelby County Gen. Oblig.:

Series 1999 A, 3.95% 1/21/00,     7,800,000                          7,800,000
CP

3.65% 1/27/00, CP                 3,000,000                          3,000,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

TENNESSEE - CONTINUED

Signal Mountain Health Ed.       $ 1,300,000                        $ 1,300,000
Health Facilities Bonds
(Alexian Village Proj.)
Series 1999, 3.3%, tender
2/29/00 (FSA Insured) (BPA
Bank One NA, Chicago)

Tusculum Health Ed. & Hsg.        3,000,000                          3,000,000
Facilities Rev. (Tusculum
College Proj.) Series 1998,
3.95%, LOC SunTrust Bank,
Nashville NA, VRDN (a)

                                                                     25,300,000

TEXAS - 24.0%

Austin Gen. Oblig.                1,500,000                          1,500,000
Participating VRDN Series 99
2, 3.82% (Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(c)

Austin Independent School         4,200,000                          4,200,000
District Variable Rate TRAN
3.768% 8/31/00 (a)(d)

Bexar County Health               6,825,000                          6,825,000
Facilities Dev. Corp. Rev.
(Warm Springs Rehabilitation
Proj.) Series 1997, 4%, LOC
Chase Bank of Texas NA, VRDN
(a)

Brazos Hbr. Ind. Dev. Corp.       2,400,000                          2,400,000
Poll. Cont. Rev. Bonds (Dow
Chemical Co. Proj.) Series
1986, 3.55% tender 1/28/00,
CP mode

Brazos River Auth. Poll.
Cont. Rev.:

(Texas Utils. Elec. Co. Proj.):

Series 1997 B, 3.9% (MBIA         2,150,000                          2,150,000
Insured) (BPA Bank of New
York NA), VRDN (a)(b)

Series 1997 C, 3.9% (MBIA         11,245,000                         11,245,000
Insured) (BPA Bank of New
York NA), VRDN (a)(b)

Rfdg. (Texas Utils. Elec. Co.     5,700,000                          5,700,000
Proj.) Series 1996 C, 3.9%
(AMBAC Insured) (BPA Bank of
New York NA), VRDN (a)(b)

Brazos River Hbr. Navigation      2,700,000                          2,700,000
District of Brazoria County
Poll. Cont. Rev. Bonds (Dow
Chemical Co. Proj.) Series
1988, 3.65% tender 1/27/00,
CP mode (b)

Brazos River Hbr. Navigation
District of Brazoria County
Rev. (Dow Chemical Co. Proj.):

Series 1992 A, 3.95%, VRDN        6,800,000                          6,800,000
(a)(b)

Series 1993, 3.95%, VRDN          3,900,000                          3,900,000
(a)(b)

Series 1997, 3.95%, VRDN          16,000,000                         16,000,000
(a)(b)

Series 1999, 3.95%, VRDN          7,800,000                          7,800,000
(a)(b)

Brownsville Util. Sys. Rev.       1,600,000                          1,600,000
Series A, 3.55% 1/31/00, LOC
Toronto Dominion Bank, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

TEXAS - CONTINUED

Dallas Area Rapid Transit        $ 1,100,000                        $ 1,100,000
Sales Tax Rev. Series B,
3.95% 1/21/00, LOC
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Dallas Gen. Oblig.                4,000,000                          4,000,000
Participating VRDN Series
1998 93, 3.97% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(c)

Greater East Texas Higher Ed.     2,000,000                          2,000,000
Auth. Student Ln. Rev. Bonds
Series 1995 A, 3.15%, tender
5/1/00, LOC Student Ln.
Marketing Assoc. (b)

Gulf Coast Ind. Dev. Auth.        9,000,000                          9,000,000
Marine Term. (Amoco Oil Co.
Proj.) Series 1993, 3.85%,
VRDN (a)(b)

Gulf Coast Ind. Dev. Auth.
Solid Waste Disp. Rev.
(Citgo Petroleum Corp. Proj.):

Series 1995, 3.9%, LOC Bank       4,100,000                          4,100,000
of America NA, VRDN (a)(b)

3.9%, LOC Wachovia Bank NA,       2,100,000                          2,100,000
VRDN (a)(b)

Gulf Coast Waste Disp. Auth.      2,300,000                          2,300,000
Envir. Impt. Rev. (Amoco Oil
Co. Proj.) Series 1997,
3.85%, VRDN (a)(b)

Gulf Coast Waste Disp. Auth.      27,400,000                         27,400,000
Poll. Cont. Rev. (Amoco Oil
Co. Proj.) 3.85%, VRDN (a)(b)

Harris County Cultural Ed.        3,500,000                          3,500,000
Facilities Fin. Corp. Rev.
Bonds (Houston Music
Hall-Hobby Ctr. Proj.)
Series 1999, 3.9%, tender
2/2/00, LOC Chase Bank of
Texas NA

Harris County Gen. Oblig.         1,900,000                          1,900,000
Series C, 3.8% 1/21/00, CP

Harris County Health              13,995,000                         13,995,000
Facilities Dev. Corp. Rev.
Participating VRDN Series PA
549, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Harris County Health              2,100,000                          2,100,000
Facilities Dev. Corp. Spl.
Facilities Rev. (Texas Med.
Ctr. Proj.) Series 1999 B,
4% (FSA Insured), VRDN (a)

Houston Gen. Oblig.:

Participating VRDN Series SGA     2,100,000                          2,100,000
28, 4% (Liquidity Facility
Societe Generale, France)
(a)(c)

TRAN Series 1999, 4.25%           10,000,000                         10,027,257
6/30/00

Hunt Memorial Hosp. District      3,000,000                          3,000,000
Rev. Series 1998, 3.95% (FSA
Insured), VRDN (a)

Lower Colorado River Auth.
Rev.:

Participating VRDN Series         6,410,000                          6,410,000
MLPA 590R, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

3.9% 1/31/00, CP                  2,200,000                          2,200,000

North Central Texas Health        2,700,000                          2,700,000
Facilities Dev. Corp. Rev.
Bonds (Dallas Methodist
Hosp. Proj.) Series 1998,
3.55% tender 1/31/00 (AMBAC
Insured), CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

TEXAS - CONTINUED

North Texas Higher Ed. Auth.
Student Ln. Rev.:

Series 1991 C, 3.95% (AMBAC      $ 2,000,000                        $ 2,000,000
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(a)(b)

Series C, 3.95% (AMBAC            3,500,000                          3,500,000
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(a)(b)

Port Corpus Christi Ind. Dev.     9,200,000                          9,200,000
Corp. (Citgo Petroleum
Proj.) Series 1998, 3.9%,
LOC Bank One Oklahoma NA,
VRDN (a)(b)

Port Corpus Christi Ind. Dev.     2,700,000                          2,700,000
Corp. Solid Waste Disp. Rev.
(Coastal Refining &
Marketing Proj.) 3.95%, LOC
Banque Nationale de Paris,
VRDN (a)(b)

Sabine River Auth. Poll.
Cont. Rev.:

(Texas Utils. Elec. Co.           5,000,000                          5,000,000
Proj.) Series 1996 B, 3.9%
(AMBAC Insured) (BPA Bank of
New York NA), VRDN (a)(b)

Rfdg. (Texas Utils. Elec. Co.     14,700,000                         14,700,000
Proj.) Series 1997 A, 3.85%
(MBIA Insured), VRDN (a)(b)

San Antonio Elec. & Gas Rev.      5,600,000                          5,600,000
Participating VRDN Series SG
101, 3.98% (Liquidity
Facility Societe Generale,
France) (a)(c)

Texas A & M Univ. Rev.            2,495,000                          2,495,000
Participating VRDN Series PA
556, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(c)

Texas Gen. Oblig. TRAN Series     53,400,000                         53,706,931
1999 A, 4.5% 8/31/00

Texas Pub. Fin. Auth. Rev.        5,000,000                          5,000,000
Series 1993 A, 3.55%
1/31/00, CP

Univ. of Texas Univ. Revs         6,400,000                          6,400,000
Participating VRDN Series
1998 97, 3.97% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(c)

                                                                     283,054,188

UTAH - 0.9%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Rfdg. Bonds Series E, 3.9%        3,400,000                          3,400,000
tender 1/25/00 (AMBAC
Insured), CP mode

Series 1998 B5:

3.45% 1/27/00, CP                 5,200,000                          5,200,000

3.6% 1/27/00, CP                  1,000,000                          1,000,000

Provo City Hsg. Rev.              1,300,000                          1,300,000
(Branbury Park Proj.) Series
1987 B, 4.02%, LOC Bank One,
Arizona NA, VRDN (a)(b)

                                                                     10,900,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

VERMONT - 1.0%

Vermont Edl. & Health Bldg.      $ 1,200,000                        $ 1,200,000
Fin. Agcy. Rev. Bonds
(Middlebury College Proj.)
3.15%, tender 5/1/00

Vermont Ind. Dev. Auth. Ind.      10,300,000                         10,300,000
Dev. Rev. (Ryegate Proj.)
Series 1990, 4%, LOC
ABN-AMRO Bank NV, VRDN (a)(b)

                                                                     11,500,000

VIRGINIA - 4.8%

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.):

Series 1985, 3.7% tender          5,100,000                          5,100,000
12/8/99, CP mode

Series 1987 A:

3.7% tender 12/7/99, CP mode      1,000,000                          1,000,000

3.9% tender 1/18/00, CP mode      1,900,000                          1,900,000

Dinwiddie County Ind. Dev.        18,850,000                         18,850,000
Auth. Rev. (Chaparral Steel
Proj.) Series 1998 A, 3.9%,
LOC Bank of America NA, VRDN
(a)(b)

King George County Ind. Dev.
Auth. Exempt Facilities Rev.
(Birchwood Pwr. Partners
Proj.):

Series 1994 B, 3.9%, LOC Cr.      3,655,000                          3,655,000
Swiss First Boston Bank,
VRDN (a)(b)

Series A, 3.9%, LOC Cr. Swiss     1,450,000                          1,450,000
First Boston Bank, VRDN
(a)(b)

Louisa Ind. Dev. Auth. Poll.      2,300,000                          2,300,000
Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.)
Series 1985, 3.9% tender
1/19/00, CP mode

Norfolk Ind. Dev. Auth. Rev.      4,300,000                          4,300,000
(Childrens Hosp. Facilities
Proj.) 3.9%, LOC Wachovia
Bank NA, VRDN (a)

Peninsula Ports Auth. Port        3,000,000                          3,000,000
Facilities Rev. Rfdg. Bonds
(CSX Trans. Proj.) Series
1992, 3.75% tender 12/8/99,
LOC Bank of Nova Scotia, CP
mode

Richmond Pub. Util. Rev.          9,000,000                          9,000,000
Series 1998 A, 3.95%, VRDN
(a)

York County Ind. Dev. Auth.       6,000,000                          6,000,000
Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.) Series 1985, 3.7%
tender 1/19/00, CP mode

                                                                     56,555,000

WASHINGTON - 1.6%

Pierce County Econ. Dev.          1,600,000                          1,600,000
Corp. Rev. (K & M Hldgs. II
Proj.) Series 1997, 4%, LOC
Wells Fargo Bank NA, San
Francisco, VRDN (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

WASHINGTON - CONTINUED

Port of Seattle Rev.:

(Sub Lien) Series A, 3.75%       $ 3,800,000                        $ 3,800,000
12/8/99, LOC Bank of America
NA, CP

Series B, 3.7% 1/19/00, LOC       2,175,000                          2,175,000
Bank of America NA, CP (b)

Seattle Gen. Oblig. Ltd. Tax      2,400,000                          2,400,000
Participating VRDN Series
SGB 12, 3.94% (Liquidity
Facility Societe Generale,
France) (a)(c)

Washington Econ. Dev. Fin.        1,865,000                          1,865,000
Auth. Rev. (Ferry Brothers,
Inc. Proj.) 4%, LOC Key Bank
NA, VRDN (a)(b)

Washington Gen. Oblig.            5,080,000                          5,080,000
Participating VRDN Series
SGA 34, 4% (Liquidity
Facility Societe Generale,
France) (a)(c)

Washington Hsg. Fin.              935,000                            935,000
Commission Participating
VRDN Series 1997 D, 4.1%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(b)(c)

Washington Pub. Pwr. Supply       1,000,000                          1,000,000
Sys. Nuclear Proj. #1 Rev.
Participating VRDN Series PT
180, 4.01% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(c)

                                                                     18,855,000

WEST VIRGINIA - 0.5%

Marion County Solid Waste         3,730,000                          3,730,000
Disp. Rev. (Grant Town
Cogeneration Proj.) Series
1990 B, 3.95%, LOC Nat'l.
Westminster Bank PLC, VRDN
(a)(b)

West Virginia Pub. Energy         2,500,000                          2,500,000
Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.
Proj.) 3.7% tender 1/19/00,
LOC UBS AG, CP mode (b)

                                                                     6,230,000

WISCONSIN - 1.8%

Milwaukee County                  20,800,000                         20,800,000
Participating VRDN Series
FR/RI A37, 3.95% (Liquidity
Facility Bank of New York
NA) (a)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

WYOMING - 0.8%

Lincoln County Poll. Cont.       $ 10,000,000                       $ 10,000,000
Rev. (Exxon Co. Proj.)
Series 1985, 3.7%, VRDN (a)

TOTAL INVESTMENT PORTFOLIO -                                          1,180,855,858
100.1%

NET OTHER ASSETS - (0.1)%                                               (1,399,952)

NET ASSETS - 100%                                                   $ 1,179,455,906

Total Cost for Income Tax Purposes                                  $ 1,180,855,858


Prior to this report, certain information related to portfolio holdings was stated as a percentage of the funds investments.

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE  COST

Austin Independent School      9/17/99           $ 4,200,000
District Variable Rate TRAN
3.768% 8/31/00

Missouri Hsg. Dev. Commission  8/24/99           $ 3,780,000
Mtg. Rev. Bonds Series PA
157, 3.75%, tender 2/24/00
(Liquidity Facility Merrill
Lynch & Co., Inc.)

INCOME TAX INFORMATION

At May 31, 1999, the fund had a capital loss carryforward of approximately $22,000, all of which will expire on May 31, 2005.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 1,180,855,858
value  -  See accompanying
schedule

Interest receivable                          7,320,733

Prepaid expenses                             699

 TOTAL ASSETS                                1,188,177,290

LIABILITIES

Payable to custodian bank       $ 123,078

Payable for investments          5,000,000
purchased

Distributions payable            3,589,567

Other payables and accrued       8,739
expenses

 TOTAL LIABILITIES                           8,721,384

NET ASSETS                                  $ 1,179,455,906

Net Assets consist of:

Paid in capital                             $ 1,179,461,496

Accumulated undistributed net                (5,612)
realized  gain (loss) on
investments

Unrealized gain from                         22
accretion of discount

NET ASSETS, for 1,179,461,496               $ 1,179,455,906
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($1,179,455,906
(divided by) 1,179,461,496
shares)

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED NOVEMBER
                                 30, 1999 (UNAUDITED)

INVESTMENT INCOME                        $ 19,648,644
Interest

EXPENSES

Non-interested trustees'      $ 1,555
compensation

Custodian fees and expenses    32,982

Audit                          9,536

Legal                          93

Insurance                      5,497

 Total expenses before         49,663
reductions

 Expense reductions            (33,717)   15,946

NET INTEREST INCOME                       19,632,698

REALIZED AND UNREALIZED GAIN              31,270
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                22
unrealized gain from
accretion of discount

NET GAIN (LOSS)                           31,292

NET INCREASE (DECREASE) IN               $ 19,663,990
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED NOVEMBER 30,  YEAR ENDED  MAY 31, 1999
                                 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 19,632,698                   $ 23,459,786

 Net realized gain (loss)         31,270                         (15,129)

 Increase (decrease) in net       22                             -
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       19,663,990                     23,444,657
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (19,632,698)                   (23,459,786)
from net interest income

Share transactions at net         4,846,069,349                  7,213,677,207
asset value of $1.00 per
share Proceeds from sales of
shares

 Cost of shares redeemed          (4,512,553,731)                (6,496,104,706)

 NET INCREASE (DECREASE) IN       333,515,618                    717,572,501
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       333,546,910                    717,557,372
IN NET ASSETS

NET ASSETS

 Beginning of period              845,908,996                    128,351,624

 End of period                   $ 1,179,455,906                $ 845,908,996


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED NOVEMBER 30,  YEARS ENDED MAY 31,
                                 1999

                                 (UNAUDITED)                    1999                 1998       1997 C

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                        $ 1.000              $ 1.000    $ 1.000
period

Income from Investment            .017                           .033                 .037       .012
Operations Net interest
income

Less Distributions

From net interest income          (.017)                         (.033)               (.037)     (.012)

Net asset value, end of period   $ 1.000                        $ 1.000              $ 1.000    $ 1.000

TOTAL RETURN B                    1.70%                          3.35%                3.78%      1.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,179,456                    $ 845,909            $ 128,352  $ 276,577
(000 omitted)

Ratio of expenses to average      .01% A                         .01%                 .02%       .02% A
net assets

Ratio of net interest income      3.40% A                        3.12%                3.72%      3.59% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Municipal Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $7,980,000 or 0.7% of net assets.

3. TRANSACTIONS WITH FMR AND AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Investments

3. TRANSACTIONS WITH FMR AND AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $8,387 to FIDFUNDS, which are being amortized over one year.

4. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $33,717 under this arrangement.

5. BENEFICIAL INTEREST.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.


TAXABLE CENTRAL CASH FUND

SEMIANNUAL REPORT
NOVEMBER 30, 1999

INVESTMENTS NOVEMBER 30, 1999 (UNAUDITED)

Showing Percentage of Net Assets



U.S. TREASURY OBLIGATIONS -
67.9%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                   VALUE (NOTE 1)
                                 PURCHASE

U.S. TREASURY BILLS - 45.5%

 1/13/00                          5.34% (a)                   $ 500,000,000                      $ 496,831,736

 1/13/00                          5.37                         500,000,000                        496,813,820

 2/3/00                           5.03                         125,000,000                        123,896,667

 2/3/00                           5.06                         2,280,000,000                      2,259,746,617

 2/10/00                          5.05                         775,000,000                        767,372,924

 2/10/00                          5.06                         150,000,000                        148,520,833

 2/10/00                          5.07                         200,000,000                        198,023,833

 2/10/00                          5.09                         900,000,000                        891,075,300

 2/10/00                          5.10                         500,000,000                        495,030,000

 2/10/00                          5.11                         130,000,000                        128,706,518

 2/17/00                          5.12                         50,000,000                         49,452,917

 2/17/00                          5.14                         250,000,000                        247,251,042

 2/17/00                          5.18                         250,000,000                        247,229,286

 2/17/00                          5.22                         400,000,000                        395,536,666

 2/17/00                          5.23                         500,000,000                        494,412,708

 2/24/00                          5.17                         200,000,000                        197,589,306

 2/24/00                          5.19                         450,000,000                        444,557,639

 5/4/00                           5.22                         500,000,000                        489,050,972

 5/4/00                           5.23                         350,000,000                        342,319,965

 5/4/00                           5.24                         100,000,000                        97,799,861

 5/11/00                          5.26                         180,000,000                        175,852,800

 5/11/00                          5.27                         150,000,000                        146,537,250

 5/18/00                          5.34                         60,000,000                         58,535,333

 5/18/00                          5.37                         400,000,000                        390,188,611

 5/25/00                          5.47                         70,000,000                         68,175,956

 5/25/00                          5.49                         250,000,000                        243,461,111

 11/9/00                          5.47                         100,000,000                        95,050,222

                                                                                                  10,189,019,893

U.S. TREASURY NOTES - 20.3%

 12/31/99                         4.67                         100,000,000                        100,225,891

 12/31/99                         4.88                         150,000,000                        150,307,845

 12/31/99                         4.98                         625,000,000                        626,290,458

 1/31/00                          4.72                         85,000,000                         85,396,076

 1/31/00                          4.74                         300,000,000                        301,388,823

 1/31/00                          4.92                         124,000,000                        124,538,886

 1/31/00                          5.00                         50,000,000                         50,213,048

 1/31/00                          5.25                         50,000,000                         50,184,476

 1/31/00                          5.26                         29,480,000                         29,475,394

 1/31/00                          5.37                         50,000,000                         49,992,188

U.S. TREASURY OBLIGATIONS -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                   VALUE (NOTE 1)
                                 PURCHASE

U.S. TREASURY NOTES - CONTINUED

 2/15/00                          4.73%                       $ 50,000,000                       $ 50,106,842

 2/15/00                          4.78                         50,000,000                         50,101,999

 2/15/00                          4.79                         140,000,000                        140,276,254

 2/29/00                          4.85                         100,000,000                        100,496,602

 2/29/00                          4.86                         100,000,000                        100,495,025

 2/29/00                          4.90                         70,000,000                         70,339,181

 2/29/00                          4.98                         100,000,000                        100,460,603

 2/29/00                          5.09                         100,000,000                        100,067,092

 2/29/00                          5.11                         150,000,000                        150,478,803

 2/29/00                          5.12                         50,000,000                         50,225,101

 2/29/00                          5.13                         380,000,000                        381,191,739

 2/29/00                          5.17                         75,000,000                         75,030,880

 2/29/00                          5.20                         113,000,000                        113,057,703

 3/31/00                          4.81                         100,000,000                        100,618,089

 3/31/00                          5.13                         34,000,000                         34,170,053

 3/31/00                          5.19                         220,000,000                        220,148,774

 3/31/00                          5.20                         100,000,000                        100,059,495

 3/31/00                          5.21                         50,000,000                         50,251,286

 3/31/00                          5.24                         80,000,000                         80,392,668

 4/30/00                          4.86                         100,000,000                        100,262,522

 4/30/00                          4.87                         175,000,000                        175,452,324

 4/30/00                          5.05                         173,000,000                        174,075,423

 4/30/00                          5.24                         175,000,000                        175,127,925

 4/30/00                          5.33                         60,000,000                         60,050,837

 6/30/00                          5.38                         30,000,000                         29,969,947

 7/31/00                          5.27                         50,000,000                         50,241,906

 8/15/00                          5.34                         89,000,000                         89,323,226

 8/31/00                          5.42                         25,000,000                         24,924,021

 9/30/00                          5.43                         25,000,000                         24,791,363

                                                                                                  4,540,200,768

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 2.1%

 2/15/00                          4.77                         50,000,000                         49,510,975

 2/15/00                          4.80                         25,000,000                         24,753,821

 2/15/00                          4.81                         100,000,000                        99,012,255

 2/15/00                          4.91                         125,000,000                        123,735,507

 2/15/00                          4.94                         150,000,000                        148,510,764

 2/15/00                          5.01                         25,000,000                         24,740,004

                                                                                                  470,263,326

TOTAL U.S. TREASURY                                                                               15,199,483,987
OBLIGATIONS



REPURCHASE AGREEMENTS - 35.8%

                                MATURITY AMOUNT                  VALUE (NOTE 1)

In a joint trading account
(U.S. Treasury Obligations)
dated:

7/2/99 due:

1/10/00 At 5.18%                $ 411,050,667                    $ 400,000,000

1/12/00 At 5.17%                 462,537,250                      450,000,000

7/6/99 due 1/12/00 At 5.18%      256,834,722                      250,000,000

7/15/99 due 1/18/00 At 5.12%     195,053,156                      190,000,000

8/10/99 due 1/24/00 At 5.37%     256,227,708                      250,000,000

8/17/99 due 1/18/00 At 5.69%     255,283,056                      250,000,000
(b)

10/7/99 due 2/1/00 At 5.34%      254,338,750                      250,000,000

10/8/99 due 2/8/00 At 5.35%      274,935,375                      270,000,000

11/30/99 due 12/1/99 At 5.61%    5,697,871,535                    5,696,983,000

TOTAL REPURCHASE AGREEMENTS                                       8,006,983,000

TOTAL INVESTMENT PORTFOLIO -                                      23,206,466,987
103.7%

NET OTHER ASSETS - (3.7)%                                          (832,023,291)

NET ASSETS - 100%                                               $ 22,374,443,696

Total Cost for Income Tax Purposes                              $ 23,206,466,987


Prior to this report, certain information related to portfolio holdings was stated as a percentage of the fund's investments.

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  NOVEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 23,206,466,987
value (including  repurchase
agreements of
$8,006,983,000) -  See
accompanying schedule

Receivable for investments                     297,848,611
sold

Interest receivable                            120,426,812

Prepaid expenses                               12,154

 TOTAL ASSETS                                  23,624,754,564

LIABILITIES

Payable to custodian bank       $ 783

Payable for investments          645,885,243
purchased Regular delivery

 Delayed delivery                496,831,736

Distributions payable            107,573,502

Other payables and accrued       19,604
expenses

 TOTAL LIABILITIES                             1,250,310,868

NET ASSETS                                    $ 22,374,443,696

Net Assets consist of:

Paid in capital                               $ 22,372,088,199

Accumulated net realized gain                  2,355,497
(loss) on investments

NET ASSETS, for                               $ 22,374,443,696
22,371,892,360 shares
outstanding

NET ASSET VALUE, offering                      $1.00
price and redemption price
per share ($22,374,443,696
(divided by) 22,371,892,360
shares)

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED NOVEMBER
                                 30, 1999 (UNAUDITED)

INTEREST INCOME                         $ 593,053,585

Expenses

Non-interested trustees'      $ 32,942
compensation

Custodian fees and expenses    25,844

Audit                          10,620

Legal                          22,449

Insurance                      95,886

 TOTAL EXPENSES                          187,741

NET INTEREST INCOME                      592,865,844

NET REALIZED GAIN (LOSS) ON              (2,014,760)
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 590,851,084
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED NOVEMBER 30,  YEAR ENDED MAY 31, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 592,865,844                  $ 1,087,598,185

 Net realized gain (loss)         (2,014,760)                    2,731,401

 NET INCREASE (DECREASE) IN       590,851,084                    1,090,329,586
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (592,865,844)                  (1,087,598,185)
from net interest income

Share transactions at net         60,299,918,592                 118,148,227,043
asset value of $1.00 per
share Proceeds from sales of
shares

 Cost of shares redeemed          (60,009,136,070)               (112,075,443,780)

 NET INCREASE (DECREASE) IN       290,782,522                    6,072,783,263
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       288,767,762                    6,075,514,664
IN NET ASSETS

NET ASSETS

 Beginning of period              22,085,675,934                 16,010,161,270

 End of period                   $ 22,374,443,696               $ 22,085,675,934


FINANCIAL HIGHLIGHTS

                              SIX MONTHS ENDED NOVEMBER 30,  YEARS ENDED MAY 31,
                              1999

                              (UNAUDITED)                    1999                 1998          1997 C

SELECTED PER-SHARE DATA

Net asset value, beginning    $ 1.000                        $ 1.000              $ 1.000       $ 1.000
of period

Income from Investment         .025                           .051                 .056          .033
Operations Net interest
income

Less Distributions

From net interest income       (.025)                         (.051)               (.056)        (.033)

Net asset value,  end of      $ 1.000                        $ 1.000              $ 1.000       $ 1.000
period

TOTAL RETURN B                 2.57%                          5.19%                5.74%         3.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period     $ 22,374,444                   $ 22,085,676         $ 16,010,161  $ 17,438,066
(000 omitted)

Ratio of expenses to average   .0016% A                       .0016%               .0016%        .0008% A
net assets

Ratio of net interest income   5.08% A                        5.04%                5.58%         5.45% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C FOR THE PERIOD OCTOBER 21, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Taxable Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Fidelity Investments Money Management, Inc. (FIMM), the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES -
CONTINUED

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FIMM, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING
DATED JULY 2, 1999, DUE JANUARY 10, 2000                           5.18%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $500,000,000
Aggregate maturity amount of agreements                            $513,813,334
Aggregate market value of transferred assets                       $512,502,735
Coupon rates of transferred assets                                 5.50% to 8.50%
Maturity dates of transferred assets                               8/31/00 to 8/15/26

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED JULY 2, 1999, DUE JANUARY 12, 2000                           5.17%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $500,000,000
Aggregate maturity amount of agreements                            $513,930,278
Aggregate market value of transferred assets                       $510,000,220
Coupon rates of transferred assets                                 5.88%
Maturity dates of transferred assets                               11/30/01
DATED JULY 6, 1999, DUE JANUARY 12, 2000                           5.18%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $300,000,000
Aggregate maturity amount of agreements                            $308,201,666
Aggregate market value of transferred assets                       $308,354,672
Coupon rates of transferred assets                                 5.25% to 9.0%
Maturity dates of transferred assets                               12/31/99 to 2/15/29
DATED JULY 15, 1999, DUE JANUARY 18, 2000                          5.12%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $300,000,000
Aggregate maturity amount of agreements                            $307,978,667
Aggregate market value of transferred assets                       $308,354,672
Coupon rates of transferred assets                                 5.25% to 9.0%
Maturity dates of transferred assets                               12/31/99 to 2/15/29
DATED AUGUST 10, 1999, DUE JANUARY 24, 2000                        5.37%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $300,000,000
Aggregate maturity amount of agreements                            $307,473,250
Aggregate market value of transferred assets                       $307,302,202
Coupon rates of transferred assets                                 5.0% to 12.0%
Maturity dates of transferred assets                               10/31/00 to 8/15/25


3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED AUGUST 17, 1999, DUE JANUARY 18, 2000                        5.69%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $500,000,000
Aggregate maturity amount of agreements                            $510,566,112
Aggregate market value of transferred assets                       $510,000,851
Coupon rates of transferred assets                                 4.88% to 7.25%
Maturity dates of transferred assets                               2/15/00 to 2/15/08
DATED OCTOBER 7, 1999, DUE FEBRUARY 1, 2000                        5.34%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $500,000,000
Aggregate maturity amount of agreements                            $508,677,500
Aggregate market value of transferred assets                       $510,000,883
Coupon rates of transferred assets                                 5.0% to 12.38%
Maturity dates of transferred assets                               12/31/99 to 2/15/06
DATED OCTOBER 8, 1999, DUE FEBRUARY 8, 2000                        5.35%
Number of dealers or banks                                         1
Maximum amount with one dealer or bank                             100.0%
Aggregate principal amount of agreements                           $500,000,000
Aggregate maturity amount of agreements                            $509,139,583
Aggregate market value of transferred assets                       $514,018,195
Coupon rates of transferred assets                                 4.63% to 8.75%
Maturity dates of transferred assets                               2/29/00 to 5/15/05
DATED NOVEMBER 30, 1999, DUE DECEMBER 1, 1999                      5.61%
Number of dealers or banks                                         19
Maximum amount with one dealer or bank                             16.4%
Aggregate principal amount of agreements                           $13,607,066,000
Aggregate maturity amount of agreements                            $13,609,188,239
Aggregate market value of transferred assets                       $13,895,565,154
Coupon rates of transferred assets                                 0.0% to 13.88%
Maturity dates of transferred assets                               12/31/99 to 11/15/28


4. TRANSACTIONS WITH FMR AND AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $145,850 to FIDFUNDS, which are being amortized over one year.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $8,628,367. The weighted average interest rate was 5.27%. Interest earned from the interfund lending program amounted to $38,127 and is included in interest income on the Statement of Operations.

6. BENEFICIAL INTEREST.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.